ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,031	$ 1,437
Accrued Expenses	10,208	6,211
Total as of December 31	$ 11,239	$ 7,648